Insurance Contract Liabilities and Reinsurance Assets - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Nov. 15, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Fair value of assets backing net insurance contract liabilities excluding reinsurance assets		$ 317,854.0		$ 354,587.0
Fair value of assets backing capital and other liabilities		524,297.0		571,431.0
Change in insurance and investment contract liabilities		(80.0)		287.0
Change in net income attributed to shareholders (post-tax)		36.0		(41.0)
Coinsurance, after tax loss		126.0
John Hancock Life Insurance Company [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Coinsurance, after tax loss				40.0
Coinsurance transaction estimated after tax gain	$ 806.0
John Hancock Life Insurance Company USA [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Coinsurance, after tax gain		846.0
Jackson National Life Insurance Company [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Coinsurance, after tax gain				40.0
Mortality and morbidity updates [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities		157.0		350.0
Change in net income attributed to shareholders (post-tax)		(126.0)		(257.0)
Lapses and policyholder behavior [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities		317.0		686.0
Change in net income attributed to shareholders (post-tax)		(192.0)		(534.0)
Investment return assumptions [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities		(210.0)		(257.0)
Change in net income attributed to shareholders (post-tax)		157.0		168.0
Other updates [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities		(363.0)		110.0
Change in net income attributed to shareholders (post-tax)		212.0		119.0
Long term care triennial review [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities		19.0		51.0
Change in net income attributed to shareholders (post-tax)		(15.0)		(40.0)
Insurance contract liabilities net of reinsurance actual premium Pretax increase					$ 2.5	$ 1.9
Increase in net income attributed to shareholders after tax due to future premium increase		$ 2.1	$ 1.6
Percentage of annual premium increase		30.00%	30.00%
Post tax gain towards other refinements to long term care valuation		$ 200.0	$ 200.0
Post tax charge towards other refinements to long term care valuation		2,300.0	$ 1,700.0
Expense Updates [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities				(653.0)
Change in net income attributed to shareholders (post-tax)				503.0
Gain To net income attributed to shareholders after tax due to scale benefits		263.0
Gain To net income attributed to shareholders after tax due to reallocation of expenses and efficiency initiatives		$ 256.0
Bottom of range [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Percentage provision for adverse deviation assumptions not specifically provided		0.00%
Top of range [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Percentage provision for adverse deviation assumptions not specifically provided		20.00%
MLI and John Hancock Life Insurance Company [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Assets and insurance contract liabilities related to closed blocks participating policies		$ 26,289.0		$ 29,000.0